Cost of sales (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cost of sales

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Contracted driver costs	(156,426)	(120,807)
Depreciation and amortization	(95,117)	(75,340)
Transport costs	(51,715)	(44,367)
Staff costs	(54,916)	(36,791)
Maintenance costs	(16,572)	(11,751)
Insurance	(5,321)	(5,009)
Professional services	(4,486)	(3,295)
Other costs	(10,853)	(6,686)
Total cost of sales	(395,406)	(304,046)

	For the year ended December 31,
(SEK in thousands)	2025	2024
Contract driver costs	(265,871)	(192,781)
Maintenance costs	(24,750)	(19,499)
Transport costs	(88,135)	(53,865)
IT and software expenses	(699)	(9,867)
Staff costs	(91,183)	(82,025)
Depreciation and amortization	(167,089)	(150,637)
Other costs	(34,752)	(22,580)
Total cost of sales	(672,479)	(531,254)